RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 74.7%
	FOOD - 0.8%
31,895	Darling Ingredients, Inc.(a)	$ 2,033,944

	OIL & GAS PRODUCERS - 73.6%
345,698	AltaGas Ltd.	7,100,739
1,568,325	Cenovus Energy, Inc.	22,819,128
64,911	Cheniere Energy, Inc.	7,263,541
164,734	Enbridge, Inc.	6,963,306
507,098	Equitrans Midstream Corporation	4,112,565
271,560	Keyera Corporation	6,389,722
617,923	Kinder Morgan, Inc.	10,727,143
187,694	Marathon Petroleum Corporation	13,467,045
504,435	Pembina Pipeline Corporation	16,015,810
143,205	Phillips 66	12,142,352
1,191,580	Plains GP Holdings, L.P., Class A	13,738,917
413,808	Suncor Energy, Inc.	11,822,495
212,386	Targa Resources Corporation	12,547,765
92,021	TC Energy Corporation	4,752,885
151,450	Valero Energy Corporation	12,565,807
572,671	Viper Energy Partners, L.P.	15,485,024
350,832	Williams Companies, Inc. (The)	10,503,910
		188,418,154
	RENEWABLE ENERGY - 0.3%
19,864	Renewable Energy Group, Inc.(a)	799,725

	TOTAL COMMON STOCKS (Cost $131,431,568)	191,251,823

	MASTER LIMITED PARTNERSHIPS — 22.6%
	METALS & MINING - 1.6%
300,080	Alliance Resource Partners, L.P.	4,045,078

	OIL & GAS PRODUCERS - 21.0%
1,652,099	Energy Transfer, L.P.	15,810,588

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 22.6% (Continued)
	OIL & GAS PRODUCERS - 21.0% (Continued)
538,345	Enterprise Products Partners, L.P.	$ 12,726,476
167,959	Magellan Midstream Partners, L.P.	8,208,156
67,627	Sunoco, L.P.	3,038,481
593,069	Western Midstream Partners, L.P.	14,138,765
		53,922,466

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $48,142,398)	57,967,544

	SHORT-TERM INVESTMENT — 3.9%
	MONEY MARKET FUND - 3.9%
10,032,046	First American Government Obligations Fund, Class X, 0.03% (Cost $10,032,046)(b)	10,032,046

	TOTAL INVESTMENTS - 101.2% (Cost $189,606,012)	$ 259,251,413
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(3,199,176)
	NET ASSETS - 100.0%	$ 256,052,237

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.